Insurance contracts (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Reinsurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	€ 7,502	€ (9,988)
Incurred claims and other directly attributable expenses	(181,311)	(211,789)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(1,064)	19,354
Claims and other directly attributable expenses paid		(618,473)
Premium revenue	197,493	827,891
Foreign currency translation and other changes	433	507
Insurance contract receivables (liabilities) at the end of the period	23,053	7,502
Premium revenue for past performance years	9,636	32,974
Reinsurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	7,921	(9,287)
Incurred claims and other directly attributable expenses	(181,341)	(211,997)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(1,064)	19,354
Claims and other directly attributable expenses paid		(618,473)
Premium revenue	197,493	827,891
Foreign currency translation and other changes	442	433
Insurance contract receivables (liabilities) at the end of the period	23,451	7,921
Reinsurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(419)	(701)
Incurred claims and other directly attributable expenses	30	208
Foreign currency translation and other changes	(9)	74
Insurance contract receivables (liabilities) at the end of the period	(398)	(419)
Insurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	12,672	(8,339)
Incurred claims and other directly attributable expenses	(179,668)	(367,350)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(2,612)	8,475
Claims and other directly attributable expenses paid	(37,572)	(845,988)
Premium revenue	230,001	1,225,709
Foreign currency translation and other changes	459	165
Insurance contract receivables (liabilities) at the end of the period	23,280	12,672
Premium revenue for past performance years	9,889	30,137
Insurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	13,248	(7,751)
Incurred claims and other directly attributable expenses	(179,242)	(367,292)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(2,585)	8,475
Claims and other directly attributable expenses paid	(37,572)	(845,988)
Premium revenue	230,001	1,225,709
Foreign currency translation and other changes	480	95
Insurance contract receivables (liabilities) at the end of the period	24,330	13,248
Insurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(576)	(588)
Incurred claims and other directly attributable expenses	(426)	(58)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(27)
Foreign currency translation and other changes	(21)	70
Insurance contract receivables (liabilities) at the end of the period	€ (1,050)	€ (576)